Business Combinations and Acquisitions of Non-Controlling Interests - Sale of Share Capital of Telxius (Details) - EUR (€) € / shares in Units, € in Millions		1 Months Ended	12 Months Ended
	Jul. 27, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Impact of transaction in equity attributable to equity holders	€ 232.0
Increase (decrease) in equity through change in equity of equity holders			€ (507.0)	€ 371.0	€ 1,843.0
Telxius Telecom, S.A.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest (as a percent)			50.01%
Telxius Telecom, S.A. | Pontegadea Group
Disclosure of detailed information about business combination [line items]
Proceeds from exchange of share capital	€ 378.8
Transfer price per share (EUR per share)	€ 15.2
Telefonica, S.A. | Telxius Telecom, S.A.
Disclosure of detailed information about business combination [line items]
Proportion of indirect participation (as a percent)	9.99%		9.99%
Telefonica, S.A. | Telxius Telecom, S.A. | Pontegadea Group
Disclosure of detailed information about business combination [line items]
Proportion of voting equity transferred (as a percent)	16.65%
Pontel Participaciones, SL | Telxius Telecom, S.A.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest (as a percent)	60.00%		60.00%
Non-controlling interests
Disclosure of detailed information about business combination [line items]
Increase (decrease) in equity through change in equity of equity holders	€ 139.0	€ 690.0	€ (418.0)	€ 139.0	€ 649.0